Movement of valuation allowance (Detail) (CNY)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Movement of valuation allowance
Balance at beginning of the year	34,355,314	10,944,625
Current year addition	19,768,409	23,829,975
Current year reversal	(2,906,026)	(419,286)
Balance at end of the year	51,217,697	34,355,314